Income Taxes (Details) - Schedule of reconciliations statutory income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliations statutory income tax rate [Abstract]
HK statutory income tax rate	8.25%	8.25%	8.25%
Valuation allowance recognized with respect to the loss in the HK company	(8.25%)	(8.25%)	(8.25%)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(7.46%)	(6.91%)	(8.53%)
Effect of additional deduction allowed for R&D expense	(7.20%)	(5.31%)	(4.39%)
Effect of expenses not deductible for tax purposes	6.06%	4.67%	1.44%
Others	(1.35%)	7.89%
Total	16.40%	25.34%	13.52%